UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2006

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Frontier Investment Mgmt. Co.
Address:  8401 N. Central Expressway
          Suite 645
          Dallas, TX 75225

Form 13F File Number: 028-11060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard G. Sowden
Title:    Treasurer
Phone:    972-934-2590

Signature, Place, and Date of Signing:

     /s/ Richard G. Sowden           Dallas, TX               02/13/07
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          127

Form 13F Information Table Value Total:  $   264,554
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

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                COLUMN 1             COLUMN 2         COLUMN 3     COLUMN 4      COLUMN 5     COLUMN 6      COLUMN 7      COLUMN 8
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             NAME OF ISSUER       TITLE OF CLASS       CUSIP        VALUE        QUANTITY     DISCRETION      OTHER        VOTING
                                                                                                             MANAGERS     AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
A T & T Corp                        COM              00206R102     1,190,746       33,308 SHRS  SOLE            N/A         SOLE
Abbott Labs                         COM              002824100       316,615        6,500 SHRS  SOLE            N/A         SOLE
Advantage Energy Income Fund        COM              00762L101       114,490       10,720 SHRS  SOLE            N/A         SOLE
Alcatel Lucent                      COM              013904305       582,323       40,951 SHRS  SOLE            N/A         SOLE
Altria Group Inc                    COM              02209S103     1,604,834       18,700 SHRS  SOLE            N/A         SOLE
American Intl Group                 COM              026874AN7       242,392        3,383 SHRS  SOLE            N/A         SOLE
American Standard Cos               COM              029712106     4,296,172       93,701 SHRS  SOLE            N/A         SOLE
Anheuser Busch Co Inc               COM              035229103     6,494,274      131,997 SHRS  SOLE            N/A         SOLE
Apple Computer Inc                  COM              037833100       206,670        2,436 SHRS  SOLE            N/A         SOLE
Applied Materials Inc               COM              038222105       188,721       10,229 SHRS  SOLE            N/A         SOLE
Aquila Inc                          COM              03840P102       105,750       22,500 SHRS  SOLE            N/A         SOLE
Arch Capital Group Ltd              COM              G0450A105     4,607,486       68,148 SHRS  SOLE            N/A         SOLE
Bank of America Corp                COM              060505104       311,691        5,838 SHRS  SOLE            N/A         SOLE
Berkshire Hathaway Cl A             COM              084670108       549,950            5 SHRS  SOLE            N/A         SOLE
Berkshire Hathaway Cl B             COM              084670207     8,501,454        2,319 SHRS  SOLE            N/A         SOLE
Blackrock Ehncd Div Inc             COM              09251A104       244,480       16,000 SHRS  SOLE            N/A         SOLE
Borders Group Inc                   COM              009709107     3,679,034      164,610 SHRS  SOLE            N/A         SOLE
BP Plc                              COM              055622104       614,770        9,162 SHRS  SOLE            N/A         SOLE
Burlington Northern Santa Fe C      COM              12189T104     2,685,053       36,378 SHRS  SOLE            N/A         SOLE
Capitalsource Inc                   COM              14055X102     1,320,985       48,370 SHRS  SOLE            N/A         SOLE
Carmax Inc                          COM              143130102     5,987,253      111,640 SHRS  SOLE            N/A         SOLE
Centex Corp                         COM              152312104       236,334        4,200 SHRS  SOLE            N/A         SOLE
Chaparral Steel Co                  COM              159423102     2,479,297       56,004 SHRS  SOLE            N/A         SOLE
Chaparral Steel Co                  COM              159423102      -265,620       -6,000 CALL  SOLE            N/A         SOLE
Chaparral Steel Co                  COM              159423102       265,620        6,000 PUT   SOLE            N/A         SOLE
Charles Schwab Corp                 COM              808513105       218,419       11,294 SHRS  SOLE            N/A         SOLE
ChevronTexaco Corp                  COM              166764100       338,176        4,599 SHRS  SOLE            N/A         SOLE
Cintas Corp                         COM              172908105       649,020       16,344 SHRS  SOLE            N/A         SOLE
Cisco Systems                       COM              17275R102     6,071,988      222,173 SHRS  SOLE            N/A         SOLE
Citigroup                           COM              172967101       391,028        7,020 SHRS  SOLE            N/A         SOLE
Coca-Cola Co                        COM              191216100     5,267,420      109,169 SHRS  SOLE            N/A         SOLE
Comcast Corp A                      COM              20030N101     5,436,527      128,432 SHRS  SOLE            N/A         SOLE
Commerce Bancorp Inc                COM              200519106     3,060,451       86,772 SHRS  SOLE            N/A         SOLE
Commercial Metals Co                COM              201723103       946,403       36,682 SHRS  SOLE            N/A         SOLE
ConocoPhillips                      COM              20825C104     6,271,810       87,169 SHRS  SOLE            N/A         SOLE
Costco Whsl Corp                    COM              22160K105     5,601,363      105,946 SHRS  SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101     2,064,882       82,299 SHRS  SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101    -1,184,248      -47,200 CALL  SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101       451,620       18,000 PUT   SOLE            N/A         SOLE
Dollar General Stores               COM              256669102     3,777,861      235,234 SHRS  SOLE            N/A         SOLE
Durect Corp                         COM              266605104       664,402      149,640 SHRS  SOLE            N/A         SOLE
eBay Inc                            COM              278642103     4,440,738      147,680 SHRS  SOLE            N/A         SOLE
Encore Wire Corp                    COM              292562105       242,110       11,000 SHRS  SOLE            N/A         SOLE
Exxon Mobil Corp                    COM              30231G102     6,620,380       86,394 SHRS  SOLE            N/A         SOLE
Exxon Mobil Corp                    COM              30231G102    -1,049,831      -13,700 CALL  SOLE            N/A         SOLE
Exxon Mobil Corp                    COM              30231G102       375,487        4,900 PUT   SOLE            N/A         SOLE
Fidelity Natl Finl Inc              COM              316326107     1,286,296       53,865 SHRS  SOLE            N/A         SOLE
Fidelity Natl Info Svcs Inc         COM              31620M106       947,855       23,643 SHRS  SOLE            N/A         SOLE
First Data Corporation              COM              319963104     2,586,561      101,354 SHRS  SOLE            N/A         SOLE
Gannett Co                          COM              364730101       617,478       10,213 SHRS  SOLE            N/A         SOLE
General Electric Corp               COM              369604103     2,259,850       60,732 SHRS  SOLE            N/A         SOLE
Genuine Parts Co                    COM              372460105       686,549       14,475 SHRS  SOLE            N/A         SOLE
Global Imaging Sys Inc              COM              37934A100       746,300       34,000 SHRS  SOLE            N/A         SOLE
Health Care Sector SPDR             COM              81369Y209     9,846,871      294,024 SHRS  SOLE            N/A         SOLE
Info Tech VIPERs                    COM              92204A702     3,296,539       62,755 SHRS  SOLE            N/A         SOLE
Intel Corp                          COM              458140100     2,521,557      124,521 SHRS  SOLE            N/A         SOLE
Intel Corp                          COM              458140100       267,300       13,200 PUT   SOLE            N/A         SOLE
Intel Corp.                         COM              458140100      -453,600      -22,400 CALL  SOLE            N/A         SOLE
InterContinental Exchange Inc       COM              45865V100       216,555        2,007 SHRS  SOLE            N/A         SOLE
Intl Bancshares Corp                COM              459044103     2,774,914       89,774 SHRS  SOLE            N/A         SOLE
Intl Business Machines              COM              459200101       909,017        9,357 SHRS  SOLE            N/A         SOLE
Intl Business Machines              COM              459200101      -650,905       -6,700 CALL  SOLE            N/A         SOLE
Introgen Therapeutics Inc           COM              46119F107       136,792       31,089 SHRS  SOLE            N/A         SOLE
iShares InvesTop Corp Bond          COM              464287242       225,628        2,115 SHRS  SOLE            N/A         SOLE
iShares Lehman 7-10 Yr Treasur      COM              464287440       414,426        5,027 SHRS  SOLE            N/A         SOLE
iShares Russell 1000 Index          COM              464287622       277,392        3,610 SHRS  SOLE            N/A         SOLE
Ivanhoe Mines Ltd                   COM              46579N103       491,500       50,000 SHRS  SOLE            N/A         SOLE
Jacuzzi Brands Inc                  COM              469865109     2,157,894      173,604 SHRS  SOLE            N/A         SOLE
Janus Capital Group Inc             COM              47102X105     5,905,999      273,553 SHRS  SOLE            N/A         SOLE
Johnson & Johnson                   COM              478160104     8,243,028      124,857 SHRS  SOLE            N/A         SOLE
Lam Research Corp                   COM              512807108       239,331        4,728 SHRS  SOLE            N/A         SOLE
LSB Bancshares Inc                  COM              502158108       278,597       16,485 SHRS  SOLE            N/A         SOLE
Mannatech Inc                       COM              563771104       184,125       12,500 SHRS  SOLE            N/A         SOLE
Markel Corp Hldg Co                 COM              570535104     6,782,853       14,128 SHRS  SOLE            N/A         SOLE
Medcom USA Inc                      COM              584062202         5,300       10,000 SHRS  SOLE            N/A         SOLE
Merrill Lynch & Co Inc              COM              590188108       720,765        7,742 SHRS  SOLE            N/A         SOLE
Microsoft Corp                      COM              594918104     7,833,841      262,352 SHRS  SOLE            N/A         SOLE
Microsoft Corp                      COM              594918104      -516,578      -17,300 CALL  SOLE            N/A         SOLE
Motorola Inc                        COM              620076109       236,376       11,497 SHRS  SOLE            N/A         SOLE
Nuveen Insd Div Adv Fund            COM              67071L106       312,984       20,700 SHRS  SOLE            N/A         SOLE
Orthologic Corp                     COM              68750J107        14,300       10,000 SHRS  SOLE            N/A         SOLE
P P G Industries Inc                COM              693506107       513,680        8,000 SHRS  SOLE            N/A         SOLE
PACCAR Inc                          COM              693718108     4,605,217       70,959 SHRS  SOLE            N/A         SOLE
Palatin Technologies Inc            COM              696077304        20,400       10,000 SHRS  SOLE            N/A         SOLE
Palm Harbor Homes Inc               COM              696639103     3,324,128      237,099 SHRS  SOLE            N/A         SOLE
Pepsico                             COM              713448108       217,372        3,475 SHRS  SOLE            N/A         SOLE
Pfizer Incorporated                 COM              717081103       457,969       17,682 SHRS  SOLE            N/A         SOLE
Philadelphia Cons Hldg Corp         COM              717528103       203,862        4,575 SHRS  SOLE            N/A         SOLE
Pioneer Natural Res Co              COM              723787107     6,522,853      164,345 SHRS  SOLE            N/A         SOLE
Proctor & Gamble                    COM              742718109       214,815        3,342 SHRS  SOLE            N/A         SOLE
Questar Corporation                 COM              748356102       332,200        4,000 SHRS  SOLE            N/A         SOLE
Quicksilver Resources Inc           COM              74837R104     1,948,491       53,252 SHRS  SOLE            N/A         SOLE
Regions Financial Corp              COM              7591EP100     8,949,409      239,289 SHRS  SOLE            N/A         SOLE
Seagate Technology                  COM              G7945J104       426,650       16,100 SHRS  SOLE            N/A         SOLE
Seagate Technology                  COM              G7945J104      -418,700      -15,800 CALL  SOLE            N/A         SOLE
Sirius Satellite Radio              COM              82966U103       442,500      125,000 SHRS  SOLE            N/A         SOLE
Southwest Airlines                  COM              844741108       247,240       16,138 SHRS  SOLE            N/A         SOLE
Steak N Shake Company               COM              857873103     3,694,944      209,940 SHRS  SOLE            N/A         SOLE
Superior Industries Intl Inc        COM              868168105     3,053,524      158,460 SHRS  SOLE            N/A         SOLE
Sysco Corporation                   COM              871829107       799,751       21,756 SHRS  SOLE            N/A         SOLE
Texas Industries Inc                COM              882491103       944,309       14,702 SHRS  SOLE            N/A         SOLE
Texas Instruments Inc               COM              882508104       328,865       11,419 SHRS  SOLE            N/A         SOLE
Texas Instruments Inc               COM              882508104      -544,320      -18,900 CALL  SOLE            N/A         SOLE
Texas Instruments Inc               COM              882508104       590,400       20,500 PUT   SOLE            N/A         SOLE
Texas Utilities Co                  COM              882848104       200,577        3,700 SHRS  SOLE            N/A         SOLE
Transocean Inc                      COM              G90078109       484,288        5,987 SHRS  SOLE            N/A         SOLE
Tyco Intl Ltd                       COM              902124106     3,355,749      110,386 SHRS  SOLE            N/A         SOLE
United Parcel Service B             COM              911312106     2,030,739       27,084 SHRS  SOLE            N/A         SOLE
United Parcel Service B             COM              911312106    -1,986,970      -26,500 CALL  SOLE            N/A         SOLE
United Parcel Service B             COM              911312106     1,986,970       26,500 PUT   SOLE            N/A         SOLE
UnitedHealth Group Inc              COM              91324P102       215,780        4,016 SHRS  SOLE            N/A         SOLE
Vanguard Pacific Stock VIPERs       COM              922042866       232,645        3,500 SHRS  SOLE            N/A         SOLE
Wachovia Corp New                   COM              929903102     9,834,082      172,679 SHRS  SOLE            N/A         SOLE
Wal-Mart Stores Inc                 COM              931142103     6,788,077      146,992 SHRS  SOLE            N/A         SOLE
Wal-Mart Stores Inc                 COM              931142103     8,095,354      175,300 CALL  SOLE            N/A         SOLE
Walt Disney Co                      COM              254687106     3,766,273      109,900 PUT   SOLE            N/A         SOLE
Walt Disney Co                      COM              254687106    -3,745,711     -109,300 CALL  SOLE            N/A         SOLE
Walt Disney Co                      COM              254687106     6,466,237      188,685 SHRS  SOLE            N/A         SOLE
Washington Mutual Inc               COM              939322103       247,875        5,449 SHRS  SOLE            N/A         SOLE
Washington Post Co                  COM              939640108     3,778,701        5,068 SHRS  SOLE            N/A         SOLE
Wells Fargo & Co New                COM              949746101    15,734,091      442,466 SHRS  SOLE            N/A         SOLE
Wells Fargo & Co New                COM              949746101    -2,375,408      -66,800 CALL  SOLE            N/A         SOLE
Wells Fargo & Co New                COM              949746101     4,132,072      116,200 PUT   SOLE            N/A         SOLE
Western Union Company               COM              959802109     2,237,135       99,783 SHRS  SOLE            N/A         SOLE
Whirlpool Corp                      COM              963320106     3,458,119       41,654 SHRS  SOLE            N/A         SOLE
Wyeth                               COM              983024100       249,508        4,900 SHRS  SOLE            N/A         SOLE
XTO Energy Inc                      COM              98385X106     3,471,292       73,779 SHRS  SOLE            N/A         SOLE